Schedule of investments
Delaware Global Listed Real Assets Fund	July 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 11.92%
Basic Industry — 1.40%
Chemours 144A 4.625% 11/15/29 #	394,000	$ 332,918
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	197,487
FMG Resources August 2006
144A 5.875% 4/15/30 #	100,000	96,012
144A 6.125% 4/15/32 #	100,000	96,108

Freeport-McMoRan 5.45% 3/15/43	235,000	219,088
Novelis
144A 3.875% 8/15/31 #	255,000	212,607
144A 4.75% 1/30/30 #	140,000	125,970

Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	271,792
Vibrantz Technologies 144A 9.00% 2/15/30 #	120,000	98,104
		1,650,086
Capital Goods — 0.88%
Ball 3.125% 9/15/31	415,000	341,072
Clean Harbors 144A 5.125% 7/15/29 #	195,000	186,007
GFL Environmental 144A 5.125% 12/15/26 #	160,000	155,747
Sealed Air
144A 4.00% 12/1/27 #	175,000	161,385
144A 5.00% 4/15/29 #	200,000	186,882
		1,031,093
Communications — 2.67%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	311,016
CMG Media 144A 8.875% 12/15/27 #	210,000	164,157
CSC Holdings 144A 3.375% 2/15/31 #	200,000	138,718
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	32,309
DISH DBS 144A 5.75% 12/1/28 #	209,000	161,221
Frontier Communications Holdings 144A 5.875% 10/15/27 #	293,000	268,645
Gray Escrow II 144A 5.375% 11/15/31 #	380,000	265,548
Lamar Media 3.75% 2/15/28	175,000	160,265
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	181,640
Nexstar Media 144A 5.625% 7/15/27 #	213,000	200,437
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	205,188
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	274,371
Sprint Capital 8.75% 3/15/32	65,000	78,376
T-Mobile USA
3.375% 4/15/29	60,000	54,053
4.75% 2/1/28	105,000	102,419

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	369,634
NQ- 095 [0723] 0923 (3108062)    1

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 165,794
		3,133,791
Consumer Cyclical — 1.69%
Carnival
144A 5.75% 3/1/27 #	230,000	212,959
144A 6.00% 5/1/29 #	130,000	116,973
144A 7.625% 3/1/26 #	190,000	187,609
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	74,218
4.875% 1/15/30	200,000	187,683

Lennar 5.00% 6/15/27	95,000	93,830
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	272,738
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	490,000	462,274
VICI Properties 144A 5.75% 2/1/27 #	216,000	213,307
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	160,317
		1,981,908
Consumer Non-Cyclical — 1.33%
CHS 144A 5.25% 5/15/30 #	313,000	250,475
HCA
3.50% 9/1/30	10,000	8,795
5.375% 2/1/25	70,000	69,616
5.875% 2/1/29	305,000	307,970

JBS USA Lux 144A 5.50% 1/15/30 #	289,000	279,787
Pilgrim's Pride 144A 5.875% 9/30/27 #	332,000	328,681
Tenet Healthcare
4.25% 6/1/29	204,000	183,011
6.875% 11/15/31	135,000	135,325
		1,563,660
Electric — 1.06%
Calpine
144A 5.00% 2/1/31 #	35,000	29,492
144A 5.125% 3/15/28 #	345,000	313,242

NRG Energy 144A 3.625% 2/15/31 #	190,000	149,278
PG&E 5.25% 7/1/30	85,000	76,415
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	272,066
2    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 5.00% 7/31/27 #	70,000	$ 66,022
144A 5.50% 9/1/26 #	70,000	67,759
144A 5.625% 2/15/27 #	275,000	266,202
		1,240,476
Energy — 1.94%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	86,262
CNX Resources
144A 6.00% 1/15/29 #	265,000	248,099
144A 7.25% 3/14/27 #	10,000	10,011
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	77,975
144A 6.00% 2/1/29 #	209,000	197,175

DCP Midstream Operating 5.125% 5/15/29	210,000	206,063
EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	285,985
Genesis Energy 6.50% 10/1/25	265,000	262,757
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	92,523
Marathon Oil 4.40% 7/15/27	75,000	71,867
Murphy Oil
5.875% 12/1/27	195,000	193,054
6.375% 7/15/28	105,000	104,634
NuStar Logistics
6.00% 6/1/26	90,000	88,656
6.375% 10/1/30	80,000	77,228
Occidental Petroleum
6.60% 3/15/46	55,000	58,338
6.625% 9/1/30	40,000	41,987

Targa Resources Partners 4.875% 2/1/31	195,000	181,271
		2,283,885
Real Estate Investment Trusts — 0.07%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	80,091
		80,091
Technology — 0.29%
Iron Mountain 144A 4.50% 2/15/31 #	395,000	340,923
		340,923
Transportation — 0.59%
Air Canada 144A 3.875% 8/15/26 #	255,000	236,869
American Airlines 144A 5.75% 4/20/29 #	309,402	299,844
NQ- 095 [0723] 0923 (3108062)    3

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	$ 83,938
7.375% 1/15/26	67,000	69,615
		690,266
Total Corporate Bonds (cost $15,151,810)		13,996,179

Non-Agency Commercial Mortgage-Backed Securities — 1.58%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	162,003
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	521,703
Goldman Sachs Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	621,915
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	552,810
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,372,747)		1,858,431

Loan Agreements — 2.16%
Air Canada 8.839% (LIBOR03M + 3.50%) 8/11/28 •	178,647	179,019
Calpine
7.433% (SOFR01M + 2.00%) 4/5/26 •	314,881	314,996
7.933% (SOFR01M + 2.50%) 12/16/27 •	80,933	80,962

Calpine Construction Finance Tranche B 7.433% (LIBOR01M + 2.00%) 1/15/25 •	122,322	121,634
Castlelake Aviation One DAC 8.302% (LIBOR03M + 2.75%) 10/22/26 •	221,063	221,252
Charter Communications Operating Tranche B2 7.067% - 7.116% (SOFR01M + 1.75%) 2/1/27 •	254,857	253,424
CSC Holdings 9.722% (SOFR01M + 4.50%) 1/18/28 •	245,289	225,819
Hamilton Projects Acquiror 9.933% (SOFR01M + 4.61%) 6/17/27 •	252,974	251,045
Lamar Media Tranche B 6.905% (SOFR01M + 1.60%) 2/5/27 •	169,139	167,025
Parkway Generation Tranche B 10.275% (SOFR03M + 5.01%) 2/16/29 •	157,281	155,462
Parkway Generation Tranche C 10.275% (SOFR03M + 5.01%) 2/16/29 •	20,735	20,472
Pilot Travel Centers Tranche B 7.319% (SOFR01M + 2.00%) 8/4/28 •	171,062	171,053
4    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Setanta Aircraft Leasing DAC 7.538% (LIBOR03M + 2.00%) 11/5/28 •		125,000	$ 125,203
Sinclair Television Group Tranche B-3 8.433% (SOFR01M + 3.11%) 4/1/28 •		98,000	78,327
Vistra Operations 7.183% (SOFR01M + 1.75%) 12/31/25 •		163,481	163,509
Total Loan Agreements (cost $2,552,921)			2,529,202

Sovereign Bonds — 10.32%Δ
Australia — 0.31%
Australia Government Bonds
0.75% 11/21/27	AUD	270,296	212,449
2.50% 9/20/30	AUD	147,520	146,805
			359,254
Canada — 0.75%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	572,111	508,489
4.25% 12/1/26	CAD	457,633	370,740
			879,229
France — 2.43%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #	EUR	1,083,010	1,177,669
0.10% 3/1/28	EUR	542,391	588,599
0.10% 3/1/29	EUR	594,584	644,203
144A 0.10% 3/1/36 #	EUR	128,050	133,054
144A 0.10% 7/25/38 #	EUR	182,538	187,084
144A 0.10% 7/25/47 #	EUR	91,384	89,178
144A 0.10% 7/25/53 #	EUR	36,760	35,505
			2,855,292
Germany — 1.30%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/26	EUR	1,159,681	1,258,632
0.50% 4/15/30	EUR	239,907	271,372
			1,530,004
Italy — 0.91%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	510,460	477,131
144A 1.30% 5/15/28 #	EUR	319,490	349,762
NQ- 095 [0723] 0923 (3108062)    5

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro
144A 2.55% 9/15/41 #	EUR	202,425	$ 245,660
			1,072,553
Japan — 0.37%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	58,100,900	430,453
			430,453
Spain — 0.38%
Spain Government Inflation Linked Bond 144A 1.00% 11/30/30 #	EUR	408,823	452,486
			452,486
United Kingdom — 3.87%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	326,107	404,020
0.125% 8/10/41	GBP	365,978	405,778
0.125% 3/22/46	GBP	328,437	340,792
0.125% 3/22/51	GBP	418,162	418,607
0.125% 11/22/56	GBP	151,745	148,249
0.125% 11/22/65	GBP	89,345	86,354
0.125% 3/22/68	GBP	142,635	138,255
0.125% 3/22/73	GBP	87,398	90,206
0.375% 3/22/62	GBP	248,896	264,986
0.50% 3/22/50	GBP	266,790	298,165
0.625% 11/22/42	GBP	355,932	428,170
1.125% 11/22/37	GBP	303,220	405,494
1.25% 11/22/27	GBP	71,940	93,744
1.25% 11/22/32	GBP	740,809	1,014,665
			4,537,485
Total Sovereign Bonds (cost $13,632,830)			12,116,756

US Treasury Obligations — 9.91%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		245,777	159,383
0.125% 2/15/52		230,410	148,629
0.75% 2/15/42		367,708	307,938
0.75% 2/15/45		552,121	447,158
1.00% 2/15/49		275,682	231,580
2.125% 2/15/40		193,616	204,881
6    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
0.125% 10/15/25	1,791,218	$ 1,702,133
0.125% 7/15/30	1,864,319	1,675,269
0.375% 1/15/27	3,374,551	3,173,914
0.625% 1/15/26	2,867,043	2,738,266
1.125% 1/15/33	433,410	414,454

US Treasury Note 3.375% 5/15/33	452,700	431,869
Total US Treasury Obligations (cost $12,112,388)		11,635,474
	Number of shares
Closed-Ended Trust — 0.52%
Sprott Physical Uranium Trust †	46,548	605,038
Total Closed-Ended Trust (cost $545,279)		605,038

Common Stocks — 61.78%
Consumer Staples — 1.85%
Archer-Daniels-Midland	7,260	616,810
Bunge	7,695	836,216
Darling Ingredients †	10,421	721,654
		2,174,680
Energy — 9.75%
BP ADR	21,264	793,147
Chesapeake Energy	8,619	726,927
Chord Energy	3,288	515,690
Denbury †	5,756	506,010
Enbridge	27,334	1,004,931
Kimbell Royalty Partners	53,396	844,191
Occidental Petroleum	12,721	803,077
Parex Resources	18,147	401,982
Permian Resources	37,973	443,904
Schlumberger	15,232	888,635
Shell	45,383	1,378,012
TC Energy	28,043	1,005,052
Unit	14,008	658,376
Valaris †	5,933	455,654
Valero Energy	7,925	1,021,612
		11,447,200
NQ- 095 [0723] 0923 (3108062)    7

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Home builders — 0.24%
China Resources Land	10,000	$ 46,288
Lifestyle Communities	7,107	82,873
Sekisui House	4,000	81,510
Sumitomo Forestry	3,100	74,719
		285,390
Industrials — 9.37%
ALEATICA †	1,002,354	2,051,399
Arcosa	12,043	929,479
Atlas Arteria	226,416	955,085
CCR	340,835	956,464
East Japan Railway	17,000	962,296
Enav 144A #	225,845	969,428
GrafTech International	54,321	286,815
Li-Cycle Holdings †	52,432	316,165
Net Power †	13,553	161,958
NuScale Power †	32,586	247,002
Sacyr	293,480	1,002,893
Sunrun †	13,755	261,070
Transurban Group	100,658	969,556
Vinci	7,941	932,310
		11,001,920
Information Technology — 1.12%
Cellnex Telecom 144A #	28,760	1,174,427
NEXTDC †	16,589	142,071
		1,316,498
Materials — 9.02%
Alcoa	18,824	681,241
Anglo American	24,221	744,151
CF Industries Holdings	14,526	1,192,294
Corteva	9,697	547,202
Endeavour Mining	14,667	353,870
ERO Copper †	31,695	761,940
Glencore	115,123	699,637
Hudbay Minerals	110,597	658,052
Kinross Gold	118,641	590,832
Louisiana-Pacific	6,678	508,396
Newmont	27,563	1,183,004
Nutrien	14,178	976,722
Sylvamo	7,517	368,859
United States Steel	9,359	238,655
8    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Materials (continued)
Wheaton Precious Metals	24,060	$ 1,078,610
		10,583,465
Real Estate — 0.86%
Weyerhaeuser	29,508	1,005,042
		1,005,042
Real Estate Operating Companies/Developer — 0.81%
Corp Inmobiliaria Vesta ADR	5,249	190,381
Mitsubishi Estate	32,500	396,813
Sumitomo Realty & Development	13,500	361,164
		948,358
REIT Diversified — 2.52%
CapitaLand Ascendas REIT	168,100	355,225
Charter Hall Group	16,807	129,036
CK Asset Holdings	20,027	115,557
DigitalBridge Group	6,025	96,521
Fastighets Balder Class B †	19,720	92,058
Inmobiliaria Colonial Socimi	18,968	122,421
Land Securities Group	19,763	164,199
Mapletree Logistics Trust	248,900	316,331
Mapletree Pan Asia Commercial Trust	146,300	181,534
Nomura Real Estate Master Fund	238	283,060
Shaftesbury Capital	41,744	64,179
Sun Hung Kai Properties	39,956	499,777
United Urban Investment	269	290,244
Wharf Real Estate Investment	45,000	240,899
		2,951,041
REIT Healthcare — 2.20%
Aedifica	926	63,634
Alexandria Real Estate Equities	4,551	571,970
Healthcare Realty Trust	12,333	240,863
HealthCo REIT	77,996	74,656
Healthpeak Properties	16,774	366,176
Welltower	15,349	1,260,920
		2,578,219
REIT Hotel — 0.38%
Ryman Hospitality Properties	3,129	298,162
Xenia Hotels & Resorts	11,811	150,000
		448,162
NQ- 095 [0723] 0923 (3108062)    9

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Industrial — 2.91%
Americold Realty Trust	16,082	$ 521,378
Goodman Group	22,700	313,186
Mitsubishi Estate Logistics REIT Investment	59	168,791
Nippon Prologis REIT	154	314,679
Prologis	11,222	1,399,944
Rexford Industrial Realty	4,895	269,666
Segro	23,063	225,832
Warehouses De Pauw CVA	6,943	205,197
		3,418,673
REIT Information Technology — 2.33%
American Tower	1,191	226,659
Digital Realty Trust	8,072	1,005,933
Equinix	1,848	1,496,732
		2,729,324
REIT Mall — 0.25%
Simon Property Group	2,307	287,452
		287,452
REIT Manufactured Housing — 0.75%
Equity LifeStyle Properties	6,576	468,079
Sun Communities	3,199	416,830
		884,909
REIT Multifamily — 2.17%
American Homes 4 Rent Class A	9,944	372,701
Boardwalk Real Estate Investment Trust	3,135	155,746
Canadian Apartment Properties REIT	7,017	273,571
CapitaLand Ascott Trust	3,757	3,164
Equity Residential	7,391	487,363
Gecina	1,532	165,664
InterRent Real Estate Investment Trust	13,079	127,056
LEG Immobilien †	1,825	129,144
UDR	7,639	312,282
UNITE Group	19,668	245,720
Vonovia	11,965	279,423
		2,551,834
REIT Office — 0.64%
Castellum	8,818	100,483
Derwent London	2,867	77,855
Fabege	9,905	85,816
Japan Real Estate Investment	72	289,488
10    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Tokyu REIT	107	$ 141,473
Wihlborgs Fastigheter	7,242	56,621
		751,736
REIT Retail — 0.26%
Link REIT	54,534	305,223
		305,223
REIT Self-Storage — 1.70%
Big Yellow Group	12,488	171,964
Extra Space Storage	8,153	1,137,914
National Storage REIT	83,007	129,353
Public Storage	1,977	557,020
		1,996,251
REIT Shopping Center — 1.44%
Agree Realty	9,211	596,689
Federal Realty Investment Trust	3,918	397,755
Kite Realty Group Trust	26,426	604,627
Unibail-Rodamco-Westfield †	1,576	89,344
		1,688,415
REIT Single Tenant — 0.97%
Realty Income	18,707	1,140,566
		1,140,566
REIT Specialty — 0.61%
Invitation Homes	20,163	715,787
		715,787
Utilities — 9.63%
APA Group	89,887	603,771
Enel	143,199	987,509
Hydro One 144A #	32,532	917,750
National Grid	72,842	964,265
Orsted 144A #	10,667	930,494
Pennon Group	101,331	914,203
PPL	37,086	1,020,978
Severn Trent	28,636	938,595
Snam	186,044	978,184
Spruce Power Holding †	180,178	174,773
SSE	42,265	914,228
Terna - Rete Elettrica Nazionale	115,990	980,458
NQ- 095 [0723] 0923 (3108062)    11

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Utilities (continued)
United Utilities Group	76,263	$ 977,743
		11,302,951
Total Common Stocks (cost $68,280,172)		72,513,096

Short-Term Investments — 1.43%
Money Market Mutual Funds — 1.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.15%)	420,343	420,343
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.16%)	420,343	420,343
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.29%)	420,343	420,343
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	420,343	420,343
Total Short-Term Investments (cost $1,681,372)		1,681,372
Total Value of Securities—99.62% (cost $116,329,519)		116,935,548

Receivables and Other Assets Net of Liabilities—0.38%★		444,344
Net Assets Applicable to 9,603,899 Shares Outstanding—100.00%		$117,379,892
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of Rule 144A securities was $17,762,419, which represents 15.13% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
12    NQ- 095 [0723] 0923 (3108062)

(Unaudited)
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
★	Includes $18,791 cash collateral held at broker for futures contracts as of July 31, 2023.
The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(1,178,866)	USD	881,310	8/25/23	$—	$(13,003)
CITI	GBP	217,916	USD	(270,535)	8/25/23	9,165	—
HSBC	AUD	(388,304)	USD	261,248	8/25/23	172	—
HSBC	EUR	169,655	USD	(183,581)	8/25/23	3,206	—
HSBC	GBP	(84,588)	USD	105,876	8/25/23	—	(2,695)
JPMCB	EUR	(5,563,175)	USD	6,115,859	8/25/23	—	(9,086)
JPMCB	GBP	(3,599,689)	USD	4,462,957	8/25/23	—	(157,331)
TD	JPY	(59,377,590)	USD	450,192	8/25/23	31,003	—
Total Foreign Currency Exchange Contracts						$43,546	$(182,115)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2	Canadian Treasury 10 yr Bonds	$182,156	$185,968	9/20/23	$—	$(3,812)	$62
2	Euro-Bund	292,467	298,013	9/7/23	—	(5,546)	58
1	Long 10 yr Gilt	123,369	121,702	9/27/23	1,667	—	241
Total Futures Contracts			$605,683		$1,667	$(9,358)	$361
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- 095 [0723] 0923 (3108062)    13

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
Summary of abbreviations: (continued)
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
HSBC – Hongkong and Shanghai Bank
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ- 095 [0723] 0923 (3108062)